UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21682

BB&T Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Variable Insurance Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Select Equity VIF
Schedule of Portfolio Investments
September 30, 2010 (Unaudited)

Shares	Fair Value

COMMON STOCKS (98.5%)

	Consumer Discretionary (7.2%)
24,900	Comcast Corp., Class A	$ 450,192
15,900	Lowe’s Cos., Inc.	354,411
11,400	Staples, Inc.	238,488
4,400	Target Corp.	235,136
19,500	Walt Disney Co. (The)	645,645

		1,923,872

	Consumer Staples (13.1%)
7,260	Coca-Cola Co. (The)	424,855
17,000	CVS Caremark Corp.	534,990
18,900	Kraft Foods, Inc., Class A	583,254
8,700	PepsiCo, Inc.	578,028
4,400	Procter & Gamble Co. (The)	263,868
19,500	Unilever PLC, ADR	567,450
10,500	Wal-Mart Stores, Inc.	561,960

		3,514,405

	Energy (11.9%)
3,000	Apache Corp.	293,280
6,900	Cenovus Energy, Inc.	198,513
5,040	Chevron Corp.	408,492
9,300	ConocoPhillips	534,099
11,900	Exxon Mobil Corp.	735,301
9,600	Schlumberger, Ltd.	591,456
12,500	Suncor Energy, Inc.	406,875

		3,168,016

	Financials (13.2%)
35,700	Bank of America Corp.	468,027
3,185	Berkshire Hathaway, Inc., Class B(a)	263,336
13,800	JPMorgan Chase & Co.	525,366
22,500	MetLife, Inc.	865,125
16,400	Morgan Stanley	404,752
13,500	State Street Corp.	508,410
5,000	Travelers Cos., Inc. (The)	260,500
9,600	Wells Fargo & Co.	241,248

		3,536,764

	Health Care (15.0%)
11,400	Abbott Laboratories	595,536
8,430	Baxter International, Inc.	402,195
11,000	Covidien PLC	442,090
8,000	Johnson & Johnson	495,680
16,800	Medtronic, Inc.	564,144
15,000	Merck & Co., Inc.	552,150
6,000	Novartis AG, ADR	346,020
22,500	Pfizer, Inc.	386,325
4,650	Stryker Corp.	232,733

		4,016,873

	Industrials (14.3%)
25,100	ABB, Ltd., ADR(a)	530,112
9,000	Avery Dennison Corp.	334,080
2,670	FedEx Corp.	228,285
49,900	General Electric Co.	810,875
7,200	Lockheed Martin Corp.	513,216
11,900	Pall Corp.	495,516
27,600	Southwest Airlines Co.	360,732
15,200	Tyco International, Ltd.	558,296

		3,831,112

Shares	Fair Value

COMMON STOCKS — (continued)

	Information Technology (18.6%)
2,420	Apple, Inc.(a)	$686,675
19,400	Cisco Systems, Inc.(a)	424,860
16,800	Corning, Inc.	307,104
300	Google, Inc., Class A(a)	157,737
9,900	Hewlett-Packard Co.	416,493
28,500	Intel Corp.	548,055
3,240	International Business Machines Corp.	434,614
39,300	Microsoft Corp.	962,457
10,590	Texas Instruments, Inc.	287,412
25,400	Tyco Electronics, Ltd.	742,188

		4,967,595

	Materials (1.6%)
19,500	International Paper Co.	424,125

	Telecommunication Services (3.6%)
12,600	AT&T, Inc.	360,360
8,300	Verizon Communications, Inc.	270,497
13,200	Vodafone Group PLC, ADR	327,492

		958,349

	Total Common Stocks (Cost $24,419,732)	26,341,111

EXCHANGE TRADED FUND (0.9%)
7,800	Utilities Select Sector Standard and Poors Depositary Receipt Fund	244,530

	Total Exchange Traded Fund (Cost $224,614)	244,530

INVESTMENT COMPANY (0.9%)
231,319	Federated Treasury Obligations Fund, Institutional Shares	231,319

	Total Investment Company (Cost $231,319)	231,319

Principal Amount
SHORT TERM INVESTMENTS (0.0%)
$29,800	BNY Institutional Cash Reserve, Series B	6,519

	Total Short Term Investments (Cost $29,800)	6,519

Total Investments — 100.3% (Cost $24,905,465)		26,823,479
Net Other Assets (Liabilities) — (0.3)%		(87,538)

NET ASSETS — 100.0%		$26,735,941

(a) Represents non-income producing security. ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity VIF
Schedule of Portfolio Investments
September 30, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (56.9%)
36,337	BB&T Equity Income Fund, Institutional Class	$474,929
9,324	BB&T Equity Index Fund, Institutional Class	71,325
122,655	BB&T International Equity Fund, Institutional Class	636,581
65,712	BB&T Mid Cap Value Fund, Institutional Class	797,739
123,332	BB&T Select Equity Fund, Institutional Class	1,303,624
18,835	BB&T Special Opportunities Equity Fund, Institutional Class(a)	306,070
391,031	BB&T U.S. Treasury Money Market Fund, Institutional Class	391,031
18,413	Sterling Capital Small Cap Value Fund, Institutional Class	206,043

	Total Affiliated Investment Companies (Cost $4,075,541)	4,187,342

EXCHANGE TRADED FUNDS (33.8%)
6,578	iShares Dow Jones US Real Estate Index Fund	347,845
5,864	iShares MSCI EAFE Small Cap Index Fund	225,060
6,666	iShares MSCI EAFE Value Index Fund	324,368
7,251	iShares MSCI Emerging Markets Index Fund	324,627
2,941	iShares Russell 2000 Index Fund	198,429
11,015	iShares Russell Midcap Growth Index Fund	548,767
4,577	iShares S&P 500 Index Fund	524,021

	Total Exchange Traded Funds (Cost $2,296,408)	2,493,117

NON-AFFILIATED INVESTMENT COMPANIES (9.9%)
35,464	Credit Suisse Commodity Return Strategy Fund	307,471
19,062	Harding, Loevner International Equity Portfolio	268,006
7,327	Lazard Emerging Markets Equity Portfolio	153,357

	Total Non-Affiliated Investment Companies (Cost $672,924)	728,834

Total Investments — 100.6%
(Cost $7,044,873)		7,409,293
Net Other Assets (Liabilities) — (0.6)%		(43,621)

NET ASSETS — 100.0%		$7,365,672

(a)	Represents non-income producing security.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity VIF
Schedule of Portfolio Investments
September 30, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (94.1%)
	Consumer Discretionary (8.7%)
100,000	Comcast Corp., Class A	$1,808,000
33,500	Yum! Brands, Inc.	1,543,010

		3,351,010

	Consumer Staples (10.6%)
143,000	Dole Food Co., Inc.(a)(b)	1,308,450
21,000	Energizer Holdings, Inc.(b)	1,411,830
27,000	Kellogg Co.	1,363,770

		4,084,050

	Energy (7.9%)
13,500	Apache Corp.	1,319,760
11,000	Halliburton Co.(c)	363,770
80,000	Weatherford International, Ltd.(b)	1,368,000

		3,051,530

	Financials (1.7%)
1,900	Markel Corp.(b)	654,721

	Health Care (25.7%)
27,500	Baxter International, Inc.	1,312,025
20,000	Becton Dickinson & Co.	1,482,000
42,000	Bristol-Myers Squibb Co.	1,138,620
44,000	Gilead Sciences, Inc.(b)	1,566,840
24,000	McKesson Corp.	1,482,720
10,000	MedCath Corp.(b)	100,700
27,000	Teva Pharmaceutical Industries, Ltd., ADR	1,424,250
40,000	UnitedHealth Group, Inc.	1,404,400

		9,911,555

	Industrials (2.7%)
14,500	L-3 Communications Holdings, Inc.	1,047,915

	Information Technology (36.2%)
124,000	Activision Blizzard, Inc.	1,341,680
50,000	Adobe Systems, Inc.(b)	1,307,500
30,000	Akamai Technologies, Inc.(b)(c)	1,505,400
50,000	ARM Holdings PLC, ADR(c)	938,000
68,000	Cisco Systems, Inc.(b)	1,489,200
25,000	Corning, Inc.	457,000
98,000	Dell, Inc.(b)	1,270,080
67,000	eBay, Inc.(b)	1,634,800
29,000	Harris Corp.	1,284,410

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
34,000	Intuit, Inc.(b)(c)	$1,489,540
81,000	Symantec Corp.(b)	1,228,770

		13,946,380

	Utilities (0.6%)
3,806	NextEra Energy, Inc.	207,009

	Total Common Stocks (Cost $31,010,487)	36,254,170

INVESTMENT COMPANY (6.7%)
2,570,758	Federated Treasury Obligations Fund, Institutional Shares	2,570,758

	Total Investment Company (Cost $2,570,758)	2,570,758

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.4%)
$1,307,107	BNY Institutional Cash Reserve, Series A	1,307,107
37,343	BNY Institutional Cash Reserve, Series B	8,168

	Total Securities Held as Collateral for Securities on Loan (Cost $1,344,450)	1,315,275

Total Investments — 104.2% (Cost $34,925,695)		40,140,203
Net Other Assets (Liabilities) — (4.2)%		(1,609,823)

NET ASSETS — 100.0%		$38,530,380

(a)	Represents that all or a portion of the security was on loan as of September

30, 2010.

(b)	Represents non-income producing security.
(c)	Security held as collateral for written call option.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Total Return Bond VIF
Schedule of Portfolio Investments
September 30, 2010 (Unaudited)

Principal Amount	Fair Value

ASSET BACKED SECURITIES (1.3%)
$ 35,000	Bank of America Credit Card Trust, Series 2008-A1, Class A1, 0.837%, 4/15/13*	$ 35,019
250,000	Bank of America Credit Card Trust, Series 2006-A6, Class A6, 0.287%, 11/15/13*	249,748

	Total Asset Backed Securities (Cost $282,197)	284,767

COLLATERALIZED MORTGAGE OBLIGATIONS (12.0%)
143,911	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.292%, 4/25/35*	136,433
201,591	American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, 2.534%, 6/25/45* .	187,201
160,104	Banc of America Funding Corp., Series 2006-2, Class 3A1, 6.000%, 3/25/36	163,520
172,107	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	175,195
164,989	Fannie Mae, Series 2009-86, Class CA, 4.500%, 9/25/24	172,594
318,182	Fannie Mae, Series 2009-70, Class PA, 5.000%, 8/25/35	340,640
76,250	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15	81,444
234,403	Freddie Mac, Series 3578, Class AM, 4.500%, 9/15/16	247,835
296,066	Ginnie Mae, Series 2010-29, Class BA, 4.500%, 4/20/36	308,971
3,930	MASTR Asset Securitization Trust, Series 2004-1, Class 1A1, 5.000%, 2/25/34	3,919
172,413	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32*	174,949
62,525	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 4.974%, 12/25/34*	63,027
174,165	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.855%, 6/25/34*	163,421
89,704	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	87,799
153,168	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.896%, 1/25/35* .	145,896
157,624	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 2.915%, 10/25/35*	144,066

	Total Collateralized Mortgage Obligations (Cost $2,526,111)	2,596,910

COMMERCIAL MORTGAGE-BACKED SECURITIES (13.8%)
55,000	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42*	58,758
14,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.324%, 11/10/42*	15,352
115,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class AJ, 5.347%, 11/10/42	112,405
130,000	Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A3, 5.449%, 1/15/49	136,600
80,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A2, 5.634%, 4/10/49	83,082

Principal Amount	Fair Value

COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$210,454	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A3, 4.813%, 2/15/38	$ 218,012
200,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	210,480
140,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40(a)	147,145
110,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/39.	115,952
56,929	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.305%, 8/10/42.	57,986
360,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class A4, 5.335%, 8/12/37*	393,219
210,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43*	228,630
166,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A3, 4.865%, 3/15/46	176,397
169,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/49	175,830
100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29*	106,359
159,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	167,506
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	29,377
220,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	238,745
80,000	Morgan Stanley Capital I, Series 2006-HQ8, Class AM, 5.606%, 3/12/44	80,283
154,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	156,414
67,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 6.102%, 2/15/51*	71,337

	Total Commercial Mortgage-Backed Securities (Cost $2,622,314)	2,979,869

CORPORATE BONDS (38.7%)
	Consumer Discretionary (4.0%)
200,000	CBS Corp., 8.875%, 5/15/19	260,711
154,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	217,194
212,000	NBC Universal, Inc., 5.950%, 4/1/41(a)	218,066
170,000	Time Warner, Inc., 6.100%, 7/15/40	183,060

		879,031

	Consumer Staples (3.1%)
103,000	Altria Group, Inc., 9.950%, 11/10/38	148,417
199,000	Anheuser-Busch InBev Worldwide, Inc., 4.125%, 1/15/15	214,215
200,000	Macy’s Retail Holdings, Inc., 5.350%, 3/15/12	208,500

Continued

BB&T Total Return Bond VIF
Schedule of Portfolio Investments — (continued)
September 30, 2010 (Unaudited)

Principal Amount	Fair Value

CORPORATE BONDS — (continued)
	Consumer Staples — (continued)
$100,000	New Albertson’s, Inc., 7.500%, 2/15/11	$101,875

		673,007

	Energy (3.0%)
90,000	Energy Transfer Partners LP, 9.000%, 4/15/19	115,322
142,000	NuStar Logistics LP, 7.650%, 4/15/18	172,383
90,000	Plains All American Pipeline LP, 8.750%, 5/1/19	114,229
130,000	Smith International, Inc., 9.750%, 3/15/19	186,357
64,000	Spectra Energy Capital LLC, 5.650%, 3/1/20	71,331

		659,622

	Financials (15.5%)
100,000	Aflac, Inc., 8.500%, 5/15/19	127,244
158,000	American Express Co., 8.125%, 5/20/19	204,042
100,000	ANZ National International, Ltd., 3.125%, 8/10/15(a)	101,248
50,000	Bank of America Corp., 7.625%, 6/1/19	59,293
177,000	Bear Stearns Cos. LLC (The), 7.250%, 2/1/18(b)	215,610
55,000	BlackRock, Inc., Series 2, 5.000%, 12/10/19	60,630
141,000	Citigroup, Inc., 6.000%, 12/13/13	154,590
71,000	Citigroup, Inc., 5.375%, 8/9/20	73,459
203,000	Credit Suisse AG, 5.400%, 1/14/20	216,552
105,000	Ford Motor Credit Co. LLC, 7.500%, 8/1/12	111,464
200,000	Ford Motor Credit Co. LLC, 7.000%, 10/1/13	214,575
282,000	General Electric Capital Corp., GMTN, 6.875%, 1/10/39	323,847
101,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	120,165
90,000	Hyundai Capital Services, Inc., 6.000%, 5/5/15(a)	98,226
123,000	JPMorgan Chase & Co., 4.400%, 7/22/20	125,965
180,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	201,905
115,000	MetLife, Inc., 6.750%, 6/1/16	137,282
194,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18(b)	215,079
50,000	Nissan Motor Acceptance Corp., 4.500%, 1/30/15(a)	53,168
133,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14	145,380
192,000	Simon Property Group LP REIT, 10.350%, 4/1/19	268,368
114,000	Wachovia Corp., 5.625%, 10/15/16	126,824

		3,354,916

	Health Care (1.5%)
106,000	Aetna, Inc., 3.950%, 9/1/20	105,884
105,000	Boston Scientific Corp., 4.500%, 1/15/15	107,413
60,000	Life Technologies Corp., 6.000%, 3/1/20	67,969
40,000	Medco Health Solutions, Inc., 4.125%, 9/15/20	40,504

		321,770

	Industrials (4.4%)
191,000	Allied Waste North America, Inc., 6.875%, 6/1/17(b)	210,816
198,000	Corrections Corp. of America, 6.250%, 3/15/13(b)	201,465
104,000	L-3 Communications Corp., 5.875%, 1/15/15	106,340
139,000	L-3 Communications Corp., 4.750%, 7/15/20	145,787
105,000	Masco Corp., 5.875%, 7/15/12	108,960

Principal Amount	Fair Value

CORPORATE BONDS — (continued)
	Industrials — (continued)
$148,000	Roper Industries, Inc., 6.250%, 9/1/19	$171,294

		944,662

	Information Technology (0.5%)
94,000	Xerox Corp., 6.350%, 5/15/18	109,056

	Materials (2.5%)
209,000	ArcelorMittal, 9.850%, 6/1/19	268,629
100,000	Freeport-McMoRan Copper & Gold, Inc., 8.250%, 4/1/15	107,000
127,000	Lubrizol Corp., 8.875%, 2/1/19	164,995

		540,624

	Telecommunication Services (4.2%)
218,000	America Movil SAB de CV, 6.375%, 3/1/35	247,979
100,000	Crown Castle International Corp., 9.000%, 1/15/15	110,250
294,000	Sprint Capital Corp., 8.375%, 3/15/12	314,580
212,000	Telefonica Emisiones SAU, 5.134%, 4/27/20	230,641

		903,450

	Total Corporate Bonds (Cost $7,728,873)	8,386,138

MORTGAGE-BACKED SECURITIES (25.0%)
	Fannie Mae(c) (9.2%)
15,623	4.500%, 10/1/18, Pool #752030	16,594
6,651	5.500%, 12/1/20, Pool #831138	7,188
25,113	5.500%, 5/1/21, Pool #895628	27,138
111,945	5.000%, 5/1/23, Pool #976197	118,773
31,998	5.000%, 10/1/25, Pool #255894	33,914
29,180	5.500%, 2/1/27, Pool #256600	31,151
26,240	6.000%, 9/1/34, Pool #790912	28,645
11,286	7.000%, 6/1/35, Pool #255820	12,589
70,186	5.000%, 11/1/35, Pool #842402	74,193
42,651	6.000%, 12/1/36, Pool #902054	46,066
28,709	6.000%, 1/1/37, Pool #906095	31,008
26,716	6.000%, 4/1/37, Pool #914725	28,746
48,401	6.000%, 7/1/37, Pool #256800	52,081
210,869	6.000%, 7/1/37, Pool #940807	226,898
8,180	6.000%, 9/1/37, Pool #955005	8,802
227,152	4.772%, 7/1/38, Pool #981430*	240,537
61,984	5.500%, 7/1/38, Pool #934323	65,946
98,934	5.000%, 3/1/40, Pool #AE2266	104,211
94,577	5.000%, 6/1/40, Pool #AD4927	99,622
237,946	5.000%, 6/1/40, Pool #AD7860	250,638
99,618	5.000%, 6/1/40, Pool #AD8842	104,932
262,722	4.500%, 7/1/40, Pool #AB1248	273,890
101,456	4.500%, 8/1/40, Pool #AE2305	105,769

		1,989,331

	Freddie Mac(c) (10.3%)
37,968	6.000%, 10/1/19, Pool #G11679	41,051
18,150	5.500%, 10/1/21, Pool #G12425	19,542
28,660	5.000%, 1/1/22, Pool #J04202	30,413
56,354	5.000%, 5/1/22, Pool #J04788	59,801
131,833	5.000%, 8/1/22, Pool #J05384	139,897
182,037	6.000%, 11/1/23, Pool #G13325	196,933
141,624	4.000%, 8/1/25, Pool #E02710	148,313
23,584	5.500%, 7/1/35, Pool #A36540	25,178
11,115	6.000%, 7/1/35, Pool #A36304	11,993
34,702	5.500%, 2/1/36, Pool #G08111	36,917

Continued

BB&T Total Return Bond VIF
Schedule of Portfolio Investments — (continued)
September 30, 2010 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac(c) — (continued)
$ 52,063	5.825%, 12/1/36, Pool #1J1390*	$ 55,877
52,982	5.500%, 4/1/37, Pool #G08192	56,236
240,033	5.500%, 5/1/37, Pool #G03240	255,353
31,037	5.000%, 6/1/37, Pool #G03094	32,627
155,783	6.000%, 8/1/37, Pool #A64401	167,308
27,256	5.626%, 9/1/37, Pool #1Q0319*	29,227
88,528	6.500%, 12/1/37, Pool #A69955	96,540
19,367	5.500%, 1/1/38, Pool #A71523	20,557
56,118	5.234%, 4/1/38, Pool #783255*	59,595
200,000	3.758%, 7/1/40, Pool #1B4948*	209,518
267,332	5.000%, 7/1/40, Pool #A93070	281,006
97,613	5.000%, 7/1/40, Pool #C03487	102,606
148,000	4.000%, 9/1/40, Pool #A93643	151,933

		2,228,421

	Ginnie Mae (5.5%)
188,314	5.500%, 9/15/38, Pool #782405	202,805
320,321	5.500%, 1/15/39, Pool #646685	344,829
130,217	5.500%, 1/15/39, Pool #692307	140,179
116,372	5.000%, 2/15/40, Pool #737037	124,101
187,000	5.000%, 10/15/40(d)	199,097
160,000	5.500%, 10/15/40(d)	172,000

		1,183,011

	Total Mortgage-Backed Securities (Cost $5,296,646)	5,400,763

MUNICIPAL BONDS (3.5%)
	California (1.6%)
65,000	California State, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	71,423
30,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	32,027
220,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	238,374

		341,824

	District of Columbia (0.3%)
70,000	Metropolitan Washington Airports Authority, Refunding Revenue Bonds, Series D (NATL-RE), 5.000%, 10/1/11	72,887

	New York (1.6%)
70,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 11/1/10 @ 100 (G.O. of Authority), 5.500%, 7/15/15	70,194
95,000	New York City Municipal Water Finance Authority, Water Utility Improvements Revenue, Series EE, Build America Bonds Taxable, Callable 6/15/20 @ 100, 6.491%, 6/15/42	101,007
155,000	New York, NY, Build America Bonds, Public Improvements G.O., Series G1, 4.774%, 3/1/20	163,089

		334,290

	Total Municipal Bonds (Cost $712,096)	749,001

Principal Amount		Fair Value
U.S. TREASURY NOTES (6.0%)
$1,128,000	4.500%, 8/15/39	$1,291,560

	Total U.S. Treasury Notes (Cost $1,213,170)	1,291,560

FOREIGN GOVERNMENT BONDS (0.5%)
	Bahrain (0.5%)
105,000	Bahrain Government International Bond, 5.500%, 3/31/20(a)	110,001

	Total Foreign Government Bonds (Cost $104,213)	110,001

Shares
PREFERRED STOCKS (0.5%)
	Financials (0.5%)
4,200	Citigroup Capital XIII	108,780

	Total Preferred Stocks (Cost $108,900)	108,780

INVESTMENT COMPANY (0.5%)
112,698	Federated Treasury Obligations Fund, Institutional Shares	112,698

	Total Investment Company (Cost $112,698)	112,698

Principal Amount
SHORT TERM INVESTMENTS (0.0%)
$17,758	BNY Institutional Cash Reserve, Series B	3,885

	Total Short Term Investments (Cost $17,758)	3,885

Total Investments — 101.8% (Cost $20,724,976)		22,024,372
Net Other Assets (Liabilities) — (1.8)%		(379,902)

NET ASSETS — 100.0%		$21,644,470

*

The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2010. The maturity date reflected is the final maturity date.

(a)

Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.

(c)

On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(d)	Represents securities purchased on a when-issued basis. At September 30, 2010, total cost of investments purchased on a when-issued basis for the Total Return Bond VIF was $371,881.

Continued

BB&T Total Return Bond VIF
Schedule of Portfolio Investments — (continued)
September 30, 2010 (Unaudited)

AMBAC — American Municipal Bond Insurance Corp.

GMTN — Global Medium Term Note

G.O. — General Obligation

MTN — Medium Term Note

NATL — National

RE — Reinsurance

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Variable Insurance Funds
Notes to Schedules of Portfolio Investments
September 30, 2010 (Unaudited)

1.	Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Select Equity VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. All funds are “diversified” funds. The BB&T Capital Manager Equity VIF invests primarily in underlying mutual funds and exchange traded funds as opposed to individual securities. By owning shares of underlying mutual funds and exchange traded funds, the Fund of Funds invests, to varying degrees in securities of U.S. and non-U.S. companies, including small and medium sized companies, and in fixed-income securities. Equity funds may include funds that invest in real estate of other similar securities. In addition, the underlying mutual funds and exchange traded funds may invest in derivatives.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, and options, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including the underlying Funds in which the BB&T Capital Manager Equity VIF invests, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially affects the furnished price has occurred) will be valued at fair value determined in good faith by the Pricing Committee under the general supervision of the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

BB&T Variable Insurance Funds
Notes to Schedules of Portfolio Investments — (continued)
September 30, 2010 (Unaudited)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of each Fund’s investments as of September 30, 2010 is as follows:

Assets: Investments in Securities	Level 1– Quoted Prices (a)	Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
BB&T Select Equity VIF	$26,816,960	$6,519	(b)	$—	$26,823,479
BB&T Capital Manager Equity VIF	7,409,293	—		—	7,409,293
BB&T Special Opportunities Equity VIF	38,824,928	1,315,275	(b)	—	40,140,203
BB&T Total Return Bond VIF	112,698	21,911,674	(a)(b)	—	22,024,372

Liabilities:
Other Financial Instruments - Written Options (Equity Risk)
BB&T Special Opportunities Equity VIF (c)	$296,500	$—		$—	$296,500

(a)    Industries or security types as disclosed in the Schedules of Portfolio Investments.

(b)    Represents securities held as collateral for securities on loan.

(c)    Other financial instruments consist of written options which are shown at value.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

BB&T Total Return Bond VIF
Municipal Bonds
Balance as of 1/1/10 (Fair value)	$392,500
Change in unrealized appreciation/(depreciation)	157,500
Realized loss	(93,750)
Purchases	—
Sales	(456,250)
Transfers in to Level 3*	—
Transfers out of Level 3*	—

Balance as of 9/30/10 (Fair value)	$—

*     The Fund’s policy is to recognize transfers in and transfers out as of beginning of the reporting period.

Security Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that advisor or a sub-advisor deemed creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated

BB&T Variable Insurance Funds
Notes to Schedules of Portfolio Investments — (continued)
September 30, 2010 (Unaudited)

on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is a potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in fair value of the underlying securities during the period while the Fund seeks to assert its rights. The Funds did not hold any repurchase agreements as of September 30, 2010.

Mortgage Dollar Rolls — The BB&T Total Return Bond VIF may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Option Contracts — The BB&T Special Opportunities Equity VIF writes (sells) “covered” call options and purchase options to close out options previously written by it. These transactions are entered into to hedge against changes in security prices (equity risk) or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Fund contracts with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value. The Fund executes transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counter party default equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Fund’s maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer). The BB&T Special Opportunities EquityVIF invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. The following is a summary of written call options outstanding as of September 30, 2010:

	BB&T Special Opportunities Equity VIF
Security	Number of Contracts	Value
Akamai Technologies, Inc., $50.00, 11/20/10	200	$(74,800)
Akamai Technologies, Inc., $55.00, 11/20/10	100	(17,300)
ARM Holdings PLC, ADR, $15.00, 10/16/10	500	(194,000)
Halliburton Co., $35.00, 10/16/10	100	(2,900)
Intuit, Inc., $45.00, 10/16/10	150	(7,500)

	1,050	($296,500)

BB&T Variable Insurance Funds
Notes to Schedules of Portfolio Investments — (continued)
September 30, 2010 (Unaudited)

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollars, cash or other forms of collateral as may be agreed between the Trust and BNY Mellon Bank, N.A., the lending agent (“BNY Mellon Bank”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower and lending agent fees). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of a Fund’s securities to a borrower, BNY Mellon Bank is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. A Fund bears all of the gains and losses on such investments. Cash collateral received by a Fund at September 30, 2010 was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) Series A and B, an unregistered investment pool managed by BNY Mellon Bank, which was invested in repurchase agreements and Lehman Brothers.

The net asset value of a Fund may be affected by an increase or decrease in the value of the securities loaned or by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At September 30, 2010, the ICRF held investments in Lehman Brothers (Series B), which was in default. The default resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers negatively impacted the NAV’s of certain Funds at September 30, 2010 by the following amounts per share:

NAV Impact
BB&T Select Equity VIF	$0.01
BB&T Special Opportunities Equity VIF	0.01
BB&T Total Return Bond VIF	0.01

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with theTrust, the adviser or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. The value of the securities on loan and the liability to return the related collateral for the BB&T Special Opportunities Equity VIF as of September 30, 2010 are as follows:

	Value of Loaned Securities	Cost of Collateral	Value of Collateral	Average Value on Loan for the period ended September 30, 2010
BB&T Special Opportunities Equity VIF	$1,308,450	$1,344,450	$1,315,275	$897,151

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

BB&T Variable Insurance Funds
Notes to Schedules of Portfolio Investments — (continued)
September 30, 2010 (Unaudited)

3.	Investments in Affiliated Issuers:

A summary of the Fund’s transactions in the shares of affiliated issuers during the period ended September 30, 2010 is set forth below:

BB&T Capital Manager Equity VIF	Shares Held at December 31, 2009	Shares Purchased	Shares Sold	Shares Held at September 30, 2010	Value at September 30, 2010
BB&T Equity Income Fund, Institutional Class	58,718	5,185	27,566	36,337	$474,929
BB&T Equity Index Fund, Institutional Class	8,241	2,017	934	9,324	71,325
BB&T International Equity Fund, Institutional Class	326,146	29,527	233,018	122,655	636,581
BB&T Mid Cap Value Fund, Institutional Class	92,824	57,828	84,940	65,712	797,739
BB&T Select Equity Fund, Institutional Class	62,020	66,186	4,874	123,332	1,303,624
BB&T Special Opportunities Equity Fund, Institutional Class	24,016	—	5,181	18,835	306,070
BB&T U.S. Treasury Money Market Fund, Institutional Class	159,013	36,236,418	36,004,400	391,031	391,031
Sterling Capital Small Cap Value Fund, Institutional Class	—	18,413	—	18,413	206,043

Total Affiliates	730,978	36,415,574	36,360,913	785,639	$4,187,342

4.	Federal Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (Current year and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At December 31, 2009 the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is possible that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
BB&T Select Equity VIF	$21,055,133	2016
BB&T Select Equity VIF	3,263,903	2017
BB&T Capital Manager Equity VIF	2,272,242	2016
BB&T Capital Manager Equity VIF	1,989,928	2017
BB&T Special Opportunities Equity VIF	2,988,566	2017

Under current tax law, capital losses after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Fund had deferred post October capital losses, which will be treated on the first business day of the fiscal year ending December 31, 2010:

Post- October Losses
BB&T Capital Manager Equity VIF	$74,216

BB&T Variable Insurance Funds
Notes to Schedules of Portfolio Investments — (continued)
September 30, 2010 (Unaudited)

At September 30, 2010 federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Select Equity VIF	$25,096,836	$2,775,886	$(1,049,243)	$1,726,643
BB&T Capital Manager Equity VIF	7,627,777	506,892	(725,376)	(218,484)
BB&T Special Opportunities Equity VIF	34,986,552	6,609,049	(1,455,398)	5,153,651
BB&T Total Return Bond VIF	20,733,879	1,327,913	(37,420)	1,290,493

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms, and that information required to be disclosed by the registrant in this report is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Variable Insurance Funds

By (Signature and Title)	/s/ E.G. PURCELL, III
E.G. Purcell, III, President
(principal executive officer)

Date 11/29/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. PURCELL, III
E.G. Purcell, III, President
(principal executive officer)

Date 11/29/10

By (Signature and Title)	/s/ JAMES T. GILLESPIE
James T. Gillespie, Treasurer
(principal financial officer)

Date 11/29/10